Statement of Financial Position (Parentheticals) (ZAR)	Sep. 30, 2011	Dec. 31, 2010
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	381,384,598	380,769,139
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	1,400,000	1,120,000